Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

December 16, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Income Trust (filing relates to Legg Mason Western Asset Core Plus Bond Fund)
File	Nos. 2-96408 and 811-04254

Ladies and Gentlemen:

We are counsel to the above-referenced registrant, which proposes to file, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in an amended Prospectus, dated December 1, 2011 and filed on December 1, 2011, for Legg Mason Western Asset Core Plus Bond Fund (the “Fund”).

The purpose of the filing is to submit the 497(c) filing dated December 1, 2011 in XBRL for the Fund.

Please call the undersigned at (617) 951-8267 or Mana Behbin at (202) 373-6599 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC